Stock Option Plan - Additional Information (Detail) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant date fair value of options granted	$ 8.98	$ 3.35	$ 3.92	$ 1.76	$ 2.16
Share-based compensation costs, capitalized amount			$ 0	$ 0	$ 0
Income tax benefits related to stock option compensation expense recognized			0
Tax benefits realized from exercised stock options			0
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%
Options vested and expected to vest	6,669,575		6,663,152
Options vested and expected to vest, weighted average exercise price	$ 5.95		$ 5.08
Options vested and expected to vest, weighted average contractual life	6 years 9 months 18 days		7 years 1 month 6 days
Aggregate intrinsic value of options vested and expected to vest			60,300,000	17,100,000
Options outstanding, aggregate intrinsic value	114,000,000		60,700,000	18,300,000
Options exercisable, aggregate intrinsic value	73,800,000		40,000,000	14,300,000
Aggregate intrinsic value of options exercised	4,000,000	86,000.0	503,000	373,000	571,000
Total fair value of options vested	1,900,000	563,000.0	1,415,000	1,035,000	347,000
Shares of common stock reserved for the issuance of awards			3,000,000
Stock Option Plan 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options currently outstanding, maximum life			10 years
Maximum number of shares authorized to be granted			8,187,500
Shares available for future grants			46,190
Stock Option Plan 2010 | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option price as a percentage of fair value of the common stock at date of grant			85.00%
Stock Option Plan 2010 | Maximum | Stock Options1
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options currently outstanding, vesting period			4 years
Stock Option Plan 2010 | Maximum | Stock Options 2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options currently outstanding, vesting period			5 years
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense	$ 11,300,000		$ 10,100,000
Unrecognized compensation expense expected to be recognized	3 years 2 months 19 days		3 years 5 months 23 days
Conversion of Preferred Stock to Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares reserved for issuance			21,444,251
Exercise of Options and Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares reserved for issuance			6,812,488